Share-based compensation	12 Months Ended
Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share-based compensation

14 Share-based compensation

	Years Ended June 30,
	2024	2023	2022
	US$	US$	US$

Share-based compensation	9,119,764	-	-

Share-based compensation to employees

In March 2023, the Company has established the Employee Incentive Plan (the “Plan”) pursuant to which the right to subscribe for Class A Ordinary Shares may be granted to employees, advisors, consultants and directors of the Company, who meet the eligibility criteria in accordance with the rules of the Plan. The Plan will subsist from March 2023 till the date of the listing of the Company on a securities exchange or till the date on which the Plan is terminated by the Employee Incentive Plan Committee of the Company, whichever is earlier.

In August and December 2023, the Company granted a total of 1,109,750 Option Shares to certain employees under the Plan. In February 2024, the Option Shares were vested and exercised, the Company issued 1,109,750 Class A Ordinary Shares of a nominal or par value of US$0.000004 each to the employees of the Company pursuant to the Plan.

The fair value of the Class A Ordinary Shares issued to employees was measured using the Black-Scholes method. A summary of the measurement of the fair value and inputs at grant date is as follows:

2024
Fair value at grant date (weighted average)	1.74
Exercise price at grant date (weighted average)	0.004
Expected volatility (weighted average)	61.80%
Expected terms (years) (weighted average)	4
Expected dividend (weighted average)	-
Risk-free interest rate (weighted average)	4.50%

Risk-free interest rate is estimated based on the yield curve of US Government Bond as of the option valuation date. The expected volatility at the grant date and each option valuation date is estimated based on annualized standard deviation of stock price return of comparable companies with a time horizon close to the expected term of the options. The Company has never declared or paid any cash dividends on its capital stock, and the Company does not anticipate any dividend payments in the foreseeable future. Expected term is the average period of time from the grant date to the exercise date or the forfeiture date.

During the year ended June 30, 2024, the Company recognised share-based compensation of $1,919,700 in the consolidated statements of operations and comprehensive loss. As of June 30, 2024, there was no outstanding stock options granted under the Plan.

Share-based compensation to non-employees

In February 2024, the Company issued 4,162,250 Class A Ordinary Shares issued to certain advisors of the Company in consideration for the past services to the Company in connection with the listing and business developments.

The fair value of the Class A Ordinary Shares issued to advisors was measured using probability-weighted-average method. The weighted average fair value of the Class A Ordinary Shares issued to advisors during the year ended was S$2.35 per share.

During the year ended June 30, 2024, the Company recognized share-based compensation of $7,200,064 in the consolidated statements of operations and comprehensive loss.